SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Patents	$ 45,336	$ 45,336
Less accumulated amortization	$ (30,224)	(27,201)
Intangible assets, useful lives	15 years
Intangible assets	$ 15,112	$ 18,135